Long-term Investments, Net	12 Months Ended
Feb. 28, 2026
Equity Method Investments and Joint Ventures [Abstract]
Long-term Investments, Net

7. LONG-TERM INVESTMENTS, NET

The investments as of February 28, 2025 and 2026 were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Equity investments without readily determinable fair values:
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)(1)	36,000	45,000	6,562
Total	36,000	45,000	6,562

(1) In December 2021, February 2022, August 2022, May 2023 and April 2025, the Group paid considerations of RMB4,500, RMB9,000, RMB13,500, RMB9,000 and RMB9,000 to purchase equity interest of Chengwei, and the equity interest held by the Group as of February 28, 2026 was 4.01%. The Group accounted the investment in Chengwei under equity investments without readily determinable fair values method as the Group had no significant influence over the investee and Chengwei had no readily determinable fair value. The Group recorded investment income from Chengwei of nil, nil and RMB1,224 for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.